Impairment Charges	12 Months Ended
Dec. 31, 2013
Asset Impairment Charges [Abstract]
IMPAIRMENT CHARGES
3.	IMPAIRMENT CHARGES

During 2013, CTS recorded a goodwill impairment loss of $168,000 and a loss on impairment of certain amortizable intangible assets of $875,000. During 2012, CTI recorded a $47.1 million loss on goodwill impairment, a $281,000 loss on impairment of certain amortizing intangible assets and a $273,000 loss on impairment of certain manufacturing equipment. See Note 7 for a summary of activity affecting goodwill during the years ending December 31, 2013 and 2012, respectively. The Chemical Light’s trade name intangible asset was not considered to be impaired as of August 31, 2013 or as of August 31, 2012. See Note 8 for a summary of activity affecting intangible assets during the years ending December 31, 2013 and 2012. See Note 23 for fair value information on these assets.

During 2013, management conducted a review of tangible and intangible assets for impairment. Before assessing whether any of our reporting units’ goodwill was impaired, the Company first assessed whether any non-goodwill assets were impaired. This assessment determined that the CTS patent asset was impaired by approximately $174,000, CTS trademarks and trade names were impaired by approximately $17,000, CTS customer relationships intangibles were impaired by approximately $650,000 and CTS non-compete agreements were impaired by approximately $34,000. Therefore, the Company recorded $875,000 of an impairment loss on these CTS intangible assets during the second quarter of 2013.

The “step 1” goodwill impairment assessment was performed by comparing the fair value of each reporting unit containing goodwill to those reporting units’ carrying values. The Chemical Light, Training, and Specialty Products reporting units have goodwill assets. Since there are no quoted market prices for our reporting units, the fair value of our reporting units were determined using a discounted present value technique utilizing each reporting unit’s forecasted after-tax cash flows. The “step 1” test determined that the carrying value of the CTS Training reporting unit exceeded its fair value, and, therefore, its goodwill needed to be tested further under what is commonly known as “step 2” of the goodwill impairment assessment. CTS did not pass the “step 1” test due to the inability to both gain traction with new products and services and attract new customers as initially planned when the reporting unit was acquired in December 2011.

Under “step 2” of the goodwill impairment assessment, the implied fair value of CTS Training’s goodwill was compared with the carrying amount of that goodwill. If the carrying amount of the goodwill exceeds the implied fair value of that goodwill, that excess must be recognized as an impairment loss. The implied fair value of goodwill was determined in the same manner as the amount of goodwill recognized in a business combination. The excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the implied amount of the reporting unit’s goodwill. The Company identified several intangible assets that were valued during this process, including customer relationships, patents, trade names, non-compete agreements, and our workforce. The allocation process was performed only for purposes of goodwill impairment. The Company determined the fair value of these assets using various discounted cash flow-based methods that utilize assumptions such as the ability of these assets to generate future cash flows, present-value factors, income tax rates and customer attrition rates. The “step 1” calculated fair value of the CTS reporting unit was allocated to the CTS tangible and identifiable intangible assets of the CTS reporting unit at June 30, 2013 based upon the results of the “step 2” analysis, which included a full impairment to the CTS goodwill.

During 2012, before conducting its annual goodwill impairment assessment, the Company first assessed whether any non-goodwill assets were impaired because it was considered that such assets might be impaired due to declines in the Company’s stock price at that time and industry conditions discussed later in this Note 4. This assessment determined that the CTS Training’s patent asset was impaired $172,000, the CTS Training’s trade name asset was impaired $29,000 and the CTS non-compete agreement asset was impaired $80,000. Therefore, the Company recorded a $281,000 impairment loss on these intangible assets during 2012. This assessment also determined that one piece of Chemical Light’s manufacturing equipment with a carrying value of $273,000 had no value. Since the Company did not foresee using this equipment in the future, a $273,000 impairment loss was recognized during 2012 as well.

The Company then assessed qualitative factors to determine whether it is more likely than not that the fair values of our reporting units that contain goodwill are less than their carrying value. In addition to these intangible asset impairments, the Company identified two factors, adverse changes in our stock price and adverse changes in industry/market considerations, that led the Company to conclude that it was more likely than not that the fair value was less than the carrying value. Beginning in April 2012, the Company’s share price began steadily dropping and was at a closing price of $2.34 on August 31, 2012.

Regarding industry conditions, during the past several years, based on the success of the Chemical Light’s 40mm training round purchased by the U.S. Marine Corps that uses the Company’s chemical light technology, the Company believed that the volume of this product would grow when adopted by the U.S. Army. The Company completed production requirements under the Marine Corps contract, which expired in 2012. It was learned in 2012 that the Marines Corps contract would not be extended. During the third quarter of 2012, the Company concluded that the U.S. Army would not be purchasing the product. Instead, it was understood that the U.S. military was planning for a new 40mm training round that should be produced around 2015, and that this new round would likely not be based on chemical light technology. While that could change, it was believed at that time that it was more likely than not that the new round would not employ the Company’s chemical light technology. Consequently, these factors led the Company to significantly reduce its long-term revenue growth projected for its ammunition sector. Since the ammunition sector had previously been expected to be the largest contributor to the Company’s total revenues, the forecasted reduction resulted in a significant decrease in projected cash flows.

The Company then performed what is commonly known as “step 1” of the goodwill impairment assessment by comparing the fair value of each reporting unit containing goodwill to those reporting units’ carrying values. Only the Chemical Light, CTS Training, and CSP Specialty Products reporting units have goodwill assets. Since there are no quoted market prices for our reporting units, the fair value of the Company’s reporting units were determined using a discounted present value technique utilizing each reporting unit’s forecasted after-tax cash flows. The “step 1” test determined that the carrying values of the CTS Training and the Chemical Light reporting units exceeded their fair values and therefore their goodwill needed to be tested further under what is commonly known as “step 2” of the goodwill impairment assessment.

Under “step 2” of the goodwill impairment assessment, the implied fair value of Chemical Light’s and Training’s goodwill was compared with the carrying amount of that goodwill. If the carrying amount of the goodwill exceeds the implied fair value of that goodwill, that excess must be recognized as an impairment loss. The implied fair value of goodwill was determined in the same manner as the amount of goodwill recognized in a business combination is determined. The excess of the fair value of each reporting unit over the amounts assigned to its assets and liabilities is the implied amount of the reporting unit’s goodwill. The Company identified several intangible assets that were valued during this process, including technology, customer relationships, trade names, non-compete agreements, and our workforce. The allocation process was performed only for purposes of goodwill impairment. The Company determined the fair value of these assets using various discounted cash flow-based methods that utilize assumptions such as the ability of these assets to generate future cash flows, present-value factors, income tax rates and customer attrition rates. During the year ended December 31, 2012, the Company recorded approximately $47.1 million relating to the impairment of goodwill and approximately $281,000 relating to the impairment of intangible assets.